Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	1.08%	10.53%	8.99%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.06%)	8.78%	7.53%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	8.13%	7.01%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	1.34%	10.81%	9.26%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	1.58%	11.08%	9.53%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	11.25%	9.70%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	11.36%	9.81%